Other financial liabilities (Details) - CLP ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 188,834,466	$ 156,202,002
Other non-current financial liabilities	1,040,783,534	1,234,231,722
Bank Borrowings [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	124,816,755	41,257,611
Other non-current financial liabilities	39,713,245	166,647,324
Bonds Payable [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	41,058,780	98,433,154
Other non-current financial liabilities	992,483,210	1,059,003,920
Derivative Not Designated As Hedges [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	8,361,749	652,079
Other non-current financial liabilities
Derivative Designated As Hedges [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	2,609,858	4,086,699
Other non-current financial liabilities	8,587,079	8,580,478
Deposits For Return Of Bottles And Containers [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	11,987,324	11,772,459
Other non-current financial liabilities